Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ (784)	$ (628)	$ (264)
Other comprehensive loss before reclassifications		(225)	(178)	(357)
Amounts reclassified from accumulated other comprehensive loss		8	22	(1)
Net current period other comprehensive loss		(217)	(156)	(358)
Equity contributions to consolidated variable interest entities				0
Ending balance		(1,001)	(784)	(628)
Accumulated foreign currency adjustment attributable to parent [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	(580)	(446)	(136)
Other comprehensive loss before reclassifications	[1]	(157)	(150)	(299)
Amounts reclassified from accumulated other comprehensive loss	[1]	(1)	16	(5)
Net current period other comprehensive loss	[1]	(158)	(134)	(304)
Equity contributions to consolidated variable interest entities	[1]			(6)
Ending balance	[1]	(738)	(580)	(446)
Accumulated defined benefit plans adjustment attributable to parent [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(194)	(179)	(134)
Other comprehensive loss before reclassifications		(63)	(21)	(49)
Amounts reclassified from accumulated other comprehensive loss		6	6	4
Net current period other comprehensive loss		(57)	(15)	(45)
Ending balance		(251)	(194)	(179)
Accumulated net gain (loss) from cash flow hedges attributable to parent [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(10)	(3)	6
Other comprehensive loss before reclassifications		(5)	(7)	(9)
Amounts reclassified from accumulated other comprehensive loss		3	0	0
Net current period other comprehensive loss		(2)	(7)	(9)
Ending balance		$ (12)	$ (10)	(3)
Accumulated other comprehensive income (loss) [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity contributions to consolidated variable interest entities				$ (6)

[1]	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.